LEASES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
LEASES
Schedule of components of lease cost

	Six Months Ended June 30,
	2024	2023
	US$	US$
Operating lease cost	14,222	13,334
Short-term lease cost	1,431	2,901
Variable lease cost	83	62
Total	15,736	16,297

	Year ended December 31,
	2023	2022	2021
	US$	US$	US$
Operating lease cost	27,815	21,701	6,389
Short-term lease cost	4,288	2,595	847
Variable lease cost	141	49	231
Total	32,244	24,345	7,467

Schedule of supplemental cash flow information related to leases

	Six Months Ended June 30,
	2024	2023
	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases	13,522	21,051
Right-of-use assets obtained in exchange for lease obligations
Operating leases	2,640	24,699

	Year Ended December 31,
	2023	2022	2021
	US$	US$	US$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from operating leases*	34,752	16,085	56,024
Right-of-use assets obtained in exchange for lease obligations
Operating leases	42,707	76,584	56,610

Schedule of supplemental balance sheet information related to leases

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Operating Leases
Operating lease right-of-use assets	158,864	173,103
Total operating lease assets	158,864	173,103
Operating lease liabilities, current
− Operating lease liabilities-third parties	14,526	16,760
− Operating lease liabilities-related parties*	995	840
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	81,393	91,929
− Operating lease liabilities-related parties	11,314	12,064
Total operating lease liabilities	108,228	121,593

*This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets as of June 30, 2024 and December 31, 2023, respectively.

	As of December 31,
	2023	2022
	US$	US$
Operating Leases
Operating lease right-of-use assets*	173,103	158,724
Total operating lease assets	173,103	158,724
Operating lease liabilities, current
− Operating lease liabilities-third parties	16,760	15,815
− Operating lease liabilities-related parties**	840	13
Operating lease liabilities, non-current
− Operating lease liabilities-third parties	91,929	98,963
− Operating lease liabilities-related parties	12,064	170
Total operating lease liabilities	121,593	114,961

*Operating lease right-of-use assets included land use rights with carrying amount of US$52,811 and US$43,974, of which, US$32,653 and nil were pledged as security for the exchangeable notes as mentioned in note 14 as of December 31, 2023 and 2022, respectively.

**This item is included in accrued expenses and other current liabilities – related parties in the consolidated balance sheets as of December 31, 2023 and 2022, respectively.

Schedule of weighted average remaining lease term and weighted average discount rate for operating leases

	Six Months Ended June 30,
	2024	2023
	US$	US$
Weighted-average remaining lease term
Operating leases	7.78 years	7.94 years
Weighted-average discount rate
Operating leases	6.64%	6.93%

	Year ended December 31,
	2023	2022	2021
Weighted-average remaining lease term
Operating leases	8.01 years	8.37 years	7.36 years
Weighted-average discount rate
Operating leases	6.60%	6.99%	5.74%

Schedule of operating lease liabilities of maturities

As of
December 31,
2023
US$
2024	23,902
2025	20,884
2026	19,482
2027	17,137
2028	16,001
Thereafter	55,092
Total undiscounted lease payments	152,498
Less: imputed interest	(30,905)
Total lease liabilities	121,593